Trade Accounts Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Accounts Receivables [Abstract]
Trade Accounts Receivables
(Figures in USD)	June 30, 2022	December 31, 2021

7	Trade Accounts Receivable

Trade accounts receivable	8,667,673	3,771,492
	8,667,673	3,771,492

12	Trade Accounts Receivables

Trade accounts receivables	5,275,047	3,771,492
	5,275,047	3,771,492

a) As of the date of approval of these consolidated financial statements, the Group has realised amounts aggregating to USD 590,429 from the trade accounts receivables.

b) Credit Risk

On the basis of assessment of creditworthiness of customers judged by a combination of factors such as their conduct in the past and reputation, management’s trade experience and available market information, the credit period is extended up to 14 days of invoicing. The accounting staff monitor the outstanding amounts and follows up for recovery with periodic calls and also visits to the customers, if required.

At the end of the reporting period, there was no credit risk with respect to trade receivables outside the UAE as the Group’s customers are based in the UAE.

c) Currency Risk

The Group transacts its business in the local market. As such, it is not exposed to any exchange rate risk with respect to trade accounts receivables.

d) Impairment

The age analysis of trade accounts receivables as at the end of the reporting period was as follows:

Neither past-due nor impaired (0-150 days)	627,710	2,935,830
Past-due:
- 151 –365 days*	4,647,337	835,662
Total	5,275,047	3,771,492

*Trade	receivables past due as of the year end

The overdue amounts mainly pertains to be collected from a UAE based customer. The customer and the group were parties to a commercial storage agreement, pursuant to which the group provided the customer with storage capacity and ancillary services for their products. The group has initiated successful legal proceedings against this customer and the management expects to recover all the outstanding amounts from this customer.

12	Trade Accounts Receivable

Accounts receivables	3,771,492	Nil
	3,771,492	Nil

At 31 December 2021, all trade receivables were neither past due nor impaired.

Receivables are due within 14 days of invoicing.

Unimpaired trade receivables are expected to be fully recoverable. It is not the practice of the Group to obtain collateral over receivables and the vast majority is, therefore, unsecured.

As of the date of approval of these consolidated financial statements, the Group has realised amounts aggregating to USD 3,348,133 from the trade receivables.

The age analysis of trade receivables as at the end of the reporting period was as follows:

Neither past-due nor impaired (0-150 days)	2,935,830	Nil
Past-due:
- 151 - 365 days	835,662	Nil
- Over 365 days	Nil	Nil
Total	3,771,492	Nil

13	Trade Accounts Receivables

Accounts receivables	Nil	163,567
	Nil	163,567

Receivables are due within 14 days of invoicing.

Unimpaired trade receivables are expected to be fully recoverable. It is not the practice of the Group to obtain collateral over receivables and the vast majority is, therefore, unsecured.

13	Trade Accounts Receivable

Accounts receivables	163,567	Nil
	163,567	Nil

At December 31, 2019, all trade receivables were neither past due nor impaired.

Receivables are due within 14 days of invoicing.

Unimpaired trade receivables are expected to be fully recoverable. It is not the practice of the Group to obtain collateral over receivables and the vast majority is, therefore, unsecured.